Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	$ (13,838,227)	$ (4,317,642)	$ (4,589,478)